NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Dec. 31, 2023	Mar. 31, 2023
NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative)
Cash	$ 5,087,086
Working capital	2,222,042
Accumulated deficit	$ (69,537,229)	$ (69,984,263)